Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.28%
Fannie Mae REMICs
Series 2015-18 NS 0.67% (6.01% plus SOFR, Cap 6.12%) 4/25/45 Σ, •	3,468,464	$ 347,273
Series 2015-37 SB 0.17% (5.51% plus SOFR, Cap 5.62%) 6/25/45 Σ, •	7,144,474	578,162
Series 2016-48 US 0.65% (5.99% plus SOFR, Cap 6.10%) 8/25/46 Σ, •	7,901,753	442,671
Series 2017-33 AI 4.50% 5/25/47 Σ	2,972,731	397,752
Series 2019-13 IP 5.00% 3/25/49 Σ	2,210,616	419,460
Series 4740 SB 0.702% (6.04% plus SOFR, Cap 6.15%) 11/15/47 Σ, •	3,464,061	343,117

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.185% (SOFR + 1.85%) 11/25/43 #, •	486,302	492,906
GNMA Series 2021-162 IN 3.00% 9/20/51 Σ, =	14,312,401	2,059,320
Total Agency Collateralized Mortgage Obligations (cost $7,370,429)		5,080,661

Agency Mortgage-Backed Securities — 4.03%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	970,447	859,131
2.50% 8/1/36	914,975	827,615
3.00% 11/1/33	329,334	310,945
Fannie Mae S.F. 30 yr
2.00% 6/1/50	97,109	76,775
2.00% 3/1/51	3,658,519	2,873,777
2.00% 9/1/51	1,314,049	1,031,566
2.50% 11/1/51	98,178	80,777
2.50% 2/1/52	4,692,352	3,857,665
2.50% 4/1/52	117,879	96,914
3.00% 4/1/47	1,776,254	1,545,011
3.00% 12/1/51	2,012,424	1,735,340
3.00% 2/1/52	242,296	207,711
3.00% 6/1/52	779,670	668,728
3.50% 1/1/48	334,481	303,173
3.50% 7/1/50	527,060	475,017
3.50% 6/1/52	3,179,789	2,816,423
3.50% 9/1/52	4,188,022	3,742,974
4.00% 9/1/52	225,330	206,425
4.50% 1/1/50	876,137	850,139
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 10/1/52	2,917,218	$ 2,754,184
5.00% 8/1/53	303,688	293,620
5.50% 8/1/52	1,953,546	1,930,961
6.00% 5/1/53	572,000	576,888
6.00% 6/1/53	1,634,951	1,642,275
6.00% 7/1/53	478,972	488,808
6.00% 9/1/53	1,045,831	1,049,051
Freddie Mac S.F. 20 yr
2.00% 8/1/42	2,769,472	2,329,141
2.50% 2/1/42	1,011,753	872,802
2.50% 3/1/42	899,200	775,095
3.00% 3/1/37	783,232	717,696
Freddie Mac S.F. 30 yr
2.00% 2/1/52	716,025	560,453
2.00% 3/1/52	1,685,710	1,320,666
2.50% 11/1/50	57,284	47,626
2.50% 1/1/52	4,535,588	3,746,259
2.50% 5/1/52	749,280	612,275
3.00% 12/1/46	1,765,442	1,540,515
3.50% 4/1/52	2,214,469	1,969,841
4.00% 9/1/49	567,439	529,235
4.00% 8/1/52	2,401,411	2,212,280
4.00% 9/1/52	2,217,742	2,038,365
4.50% 9/1/52	4,718,836	4,466,193
4.50% 10/1/52	2,832,425	2,672,393
5.00% 9/1/52	2,357,186	2,296,942
5.00% 6/1/53	2,217,317	2,143,159
5.50% 9/1/52	450,108	447,517
5.50% 2/1/53	3,151,230	3,126,278
5.50% 6/1/53	227,381	224,289
5.50% 9/1/53	859,408	855,150
GNMA II S.F. 30 yr
3.00% 12/20/51	599,739	522,914
3.00% 1/20/52	2,279,667	1,986,060
5.00% 9/20/52	2,096,439	2,043,302
5.50% 5/20/53	1,724,310	1,711,884
5.50% 2/20/54	653,177	651,993
Total Agency Mortgage-Backed Securities (cost $75,710,438)		73,722,216

Convertible Bond — 0.26%
New Cotai PIK 5.00% exercise price $0.85, maturity date 2/2/27 =, π	2,195,766	4,684,018
Total Convertible Bond (cost $2,151,921)		4,684,018

NQ- IV006 [0624] 0824 (3772699)    1

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds — 13.73%
Banking — 1.63%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,562,000	$ 1,505,957
Banco Santander 5.588% 8/8/28	400,000	403,842
Bank of America
2.482% 9/21/36 μ	580,000	462,851
5.468% 1/23/35 μ	390,000	389,749
5.819% 9/15/29 μ	495,000	505,456
5.872% 9/15/34 μ	255,000	262,418
6.204% 11/10/28 μ	470,000	484,179

Bank of Montreal 7.70% 5/26/84 μ	885,000	906,143
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	455,000	448,114
Barclays
6.224% 5/9/34 μ	684,000	701,279
7.385% 11/2/28 μ	305,000	321,480
Citibank
5.438% 4/30/26	320,000	321,236
5.488% 12/4/26	1,385,000	1,393,064

Citigroup 5.61% 9/29/26 μ	88,000	87,976
Citizens Bank 6.064% 10/24/25 μ	840,000	839,613
Credit Agricole 144A 5.514% 7/5/33 #	915,000	924,004
Deutsche Bank
3.729% 1/14/32 μ	301,000	253,904
6.72% 1/18/29 μ	939,000	969,396
6.819% 11/20/29 μ	815,000	847,869
7.146% 7/13/27 μ	355,000	363,715

Fifth Third Bancorp 6.361% 10/27/28 μ	1,099,000	1,123,366
Fifth Third Bank 5.852% 10/27/25 μ	625,000	624,508
Goldman Sachs Group
5.727% 4/25/30 μ	355,000	361,383
5.851% 4/25/35 μ	415,000	425,263
6.484% 10/24/29 μ	555,000	579,553

Huntington Bancshares 6.208% 8/21/29 μ	545,000	556,589
Huntington National Bank 4.552% 5/17/28 μ	985,000	960,122
ING Groep 6.083% 9/11/27 μ	260,000	263,002
JPMorgan Chase & Co.
1.764% 11/19/31 μ	705,000	573,722
5.012% 1/23/30 μ	920,000	913,128
5.571% 4/22/28 μ	465,000	468,865
5.766% 4/22/35 μ	885,000	908,356
6.254% 10/23/34 μ	246,000	261,046
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
KeyBank
4.15% 8/8/25	1,195,000	$ 1,172,171
5.85% 11/15/27	205,000	204,392

Lloyds Banking Group 5.721% 6/5/30 μ	295,000	297,521
Morgan Stanley
2.484% 9/16/36 μ	730,000	577,803
5.164% 4/20/29 μ	780,000	777,644
5.831% 4/19/35 μ	768,000	787,550
6.138% 10/16/26 μ	340,000	342,339
6.296% 10/18/28 μ	575,000	593,463
6.407% 11/1/29 μ	530,000	553,122
6.627% 11/1/34 μ	495,000	534,815
PNC Financial Services Group
5.676% 1/22/35 μ	340,000	341,959
6.875% 10/20/34 μ	615,000	670,578

Popular 7.25% 3/13/28	320,000	328,901
State Street 4.993% 3/18/27	520,000	519,501
SVB Financial Group 4.57% 4/29/33 ‡	390,000	234,620
UBS Group 144A 5.699% 2/8/35 #, μ	200,000	199,877
US Bancorp
4.653% 2/1/29 μ	411,000	402,291
5.384% 1/23/30 μ	155,000	155,446
5.678% 1/23/35 μ	345,000	346,459
5.727% 10/21/26 μ	120,000	120,245
6.787% 10/26/27 μ	220,000	226,575
		29,798,420
Basic Industry — 0.19%
Freeport-McMoRan 5.45% 3/15/43	1,070,000	1,017,093
LYB International Finance III
3.625% 4/1/51	395,000	271,911
5.50% 3/1/34	1,210,000	1,197,712

Sherwin-Williams 2.90% 3/15/52	1,650,000	1,032,892
		3,519,608
Brokerage — 0.13%
Jefferies Financial Group
2.625% 10/15/31	2,195,000	1,772,391
5.875% 7/21/28	135,000	136,404
6.05% 3/12/25	485,000	484,728
		2,393,523
Capital Goods — 0.10%
Amphenol
2.20% 9/15/31	230,000	188,915
5.05% 4/5/27	235,000	234,873

Boeing 2.196% 2/4/26	800,000	752,276
2    NQ- IV006 [0624] 0824 (3772699)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Northrop Grumman 5.20% 6/1/54	625,000	$ 585,696
		1,761,760
Communication Services — 2.60%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	3,145,000	2,848,375
CCO Holdings 144A 4.50% 8/15/30 #	8,000,000	6,778,692
Connect Finco 144A 6.75% 10/1/26 #	7,000,000	6,762,078
Consolidated Communications
144A 5.00% 10/1/28 #	2,500,000	2,070,460
144A 6.50% 10/1/28 #	2,500,000	2,142,765

Directv Financing 144A 5.875% 8/15/27 #	7,420,000	6,985,347
Frontier Communications Holdings
5.875% 11/1/29	7,927,781	6,914,761
144A 6.00% 1/15/30 #	461,000	401,726
Gray Television
144A 4.75% 10/15/30 #	4,830,000	2,902,787
144A 5.375% 11/15/31 #	4,780,000	2,713,587

Sirius XM Radio 144A 4.125% 7/1/30 #	8,155,000	6,972,046
		47,492,624
Communications — 0.62%
American Tower
2.30% 9/15/31	310,000	253,049
5.20% 2/15/29	1,410,000	1,405,645
5.45% 2/15/34	465,000	461,129

AT&T 3.50% 9/15/53	3,130,000	2,126,419
Cellnex Finance 144A 3.875% 7/7/41 #	355,000	280,667
Charter Communications Operating 3.85% 4/1/61	1,790,000	1,046,320
Comcast
3.375% 8/15/25	1,545,000	1,514,638
4.55% 1/15/29	295,000	290,440

Crown Castle 1.05% 7/15/26	560,000	512,746
Rogers Communications
5.00% 2/15/29	575,000	568,028
5.30% 2/15/34	640,000	628,237

T-Mobile USA 5.75% 1/15/34	1,730,000	1,779,198
Verizon Communications
2.875% 11/20/50	495,000	311,653
5.50% 2/23/54	235,000	230,212
		11,408,381
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 0.31%
Aptiv 3.10% 12/1/51	1,435,000	$ 877,131
Ford Motor Credit 5.80% 3/5/27	1,060,000	1,060,451
General Motors
5.40% 4/1/48	404,000	361,776
5.95% 4/1/49	135,000	131,117
General Motors Financial
5.60% 6/18/31	195,000	193,608
5.95% 4/4/34	195,000	195,243
Home Depot
4.85% 6/25/31	150,000	148,866
4.875% 6/25/27	175,000	174,693
4.95% 6/25/34	450,000	445,483
Hyundai Capital America
144A 5.275% 6/24/27 #	255,000	253,958
144A 5.40% 6/24/31 #	275,000	272,783

VICI Properties 4.95% 2/15/30	1,595,000	1,539,941
		5,655,050
Consumer Discretionary — 2.06%
Bath & Body Works 6.875% 11/1/35	7,245,000	7,314,117
Carnival 144A 7.625% 3/1/26 #	7,735,000	7,816,914
Clarios Global 144A 8.50% 5/15/27 #	2,700,000	2,720,293
Ford Motor 6.10% 8/19/32	7,000,000	6,994,771
Light & Wonder International 144A 7.25% 11/15/29 #	1,610,000	1,645,557
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	7,565,000	7,473,643
Victra Holdings 144A 7.75% 2/15/26 #	3,670,000	3,653,266
		37,618,561
Consumer Non-Cyclical — 0.55%
AbbVie
4.95% 3/15/31	1,195,000	1,192,289
5.35% 3/15/44	230,000	227,520
Amgen
5.15% 3/2/28	285,000	285,010
5.25% 3/2/33	1,123,000	1,120,279

Bunge Limited Finance 2.75% 5/14/31	870,000	744,601
Cardinal Health 5.125% 2/15/29	750,000	748,388
Gilead Sciences 5.55% 10/15/53	360,000	359,705
HCA
3.50% 7/15/51	329,000	220,112
5.45% 4/1/31	305,000	304,866
6.00% 4/1/54	1,025,000	1,013,441

NQ- IV006 [0624] 0824 (3772699)    3

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

JBS USA Holding Lux 3.625% 1/15/32	2,000,000	$ 1,727,806
Royalty Pharma 3.35% 9/2/51	2,960,000	1,897,131
Zoetis 5.40% 11/14/25	165,000	164,933
		10,006,081
Electric — 0.83%
AEP Texas 5.40% 6/1/33	185,000	180,250
Appalachian Power 4.50% 8/1/32	925,000	855,938
Berkshire Hathaway Energy 2.85% 5/15/51	1,725,000	1,052,585
Constellation Energy Generation 5.75% 3/15/54	535,000	518,951
DTE Energy 5.10% 3/1/29	440,000	436,555
Duke Energy Carolinas 4.95% 1/15/33	1,325,000	1,303,108
Exelon 5.45% 3/15/34	245,000	243,386
National Rural Utilities Cooperative Finance 5.80% 1/15/33	80,000	82,267
NextEra Energy Capital Holdings
5.55% 3/15/54	915,000	876,287
5.749% 9/1/25	170,000	170,428

NRG Energy 144A 2.00% 12/2/25 #	3,470,000	3,285,128
Oglethorpe Power 6.20% 12/1/53	110,000	112,971
Pacific Gas & Electric 4.95% 7/1/50	2,560,000	2,117,102
PacifiCorp
5.10% 2/15/29	110,000	109,965
5.45% 2/15/34	190,000	187,765
5.80% 1/15/55	175,000	169,596

Southern California Edison 5.20% 6/1/34	1,305,000	1,274,758
Vistra Operations
144A 6.00% 4/15/34 #	200,000	200,613
144A 6.95% 10/15/33 #	1,830,000	1,959,923
		15,137,576
Energy — 1.67%
BP Capital Markets America
2.721% 1/12/32	530,000	450,426
2.939% 6/4/51	1,255,000	797,354
5.227% 11/17/34	335,000	332,625
Cheniere Energy Partners
4.50% 10/1/29	840,000	800,744
144A 5.75% 8/15/34 #	545,000	547,512
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Diamondback Energy
5.20% 4/18/27	225,000	$ 225,115
5.40% 4/18/34	1,085,000	1,074,606
5.75% 4/18/54	940,000	911,911
Enbridge
5.25% 4/5/27	445,000	445,096
5.75% 7/15/80 μ	190,000	179,585
Energy Transfer
5.75% 2/15/33	1,680,000	1,698,352
5.95% 5/15/54	730,000	711,307
6.75% 5/15/25 μ, ψ	5,879,000	5,871,313
Eni
144A 5.50% 5/15/34 #	355,000	351,867
144A 5.95% 5/15/54 #	375,000	368,571
Enterprise Products Operating
3.30% 2/15/53	1,425,000	960,493
5.35% 1/31/33	105,000	105,935
Hilcorp Energy I
144A 6.00% 2/1/31 #	3,725,000	3,569,238
144A 6.25% 4/15/32 #	3,487,000	3,356,007
Kinder Morgan
5.00% 2/1/29	165,000	163,204
5.20% 6/1/33	380,000	368,931

Occidental Petroleum 6.125% 1/1/31	1,478,000	1,513,701
ONEOK
5.65% 11/1/28	165,000	167,540
6.05% 9/1/33	150,000	154,508

Targa Resources Partners 5.00% 1/15/28	1,935,000	1,896,576
TotalEnergies Capital 5.488% 4/5/54	390,000	384,881
Transocean 144A 8.00% 2/1/27 #	3,117,000	3,108,676
		30,516,074
Finance Companies — 0.31%
AerCap Ireland Capital DAC 3.65% 7/21/27	1,810,000	1,718,702
Air Lease
4.625% 10/1/28	769,000	746,013
5.10% 3/1/29	556,000	550,313
Aviation Capital Group
144A 3.50% 11/1/27 #	1,605,000	1,503,199
144A 5.375% 7/15/29 #	445,000	439,953

KeyBank 5.00% 1/26/33	710,000	655,199
		5,613,379
Healthcare — 0.01%
Humana 5.75% 3/1/28	85,000	86,493
		86,493

4    NQ- IV006 [0624] 0824 (3772699)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Industrials — 0.63%
AerCap Holdings 5.875% 10/10/79 μ	10,000,000	$ 9,960,112
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	4,873,000	1,583,725
		11,543,837
Information Technology — 0.46%
NCR Voyix
144A 5.00% 10/1/28 #	1,000,000	945,041
144A 5.125% 4/15/29 #	7,705,000	7,263,129
Workday
3.50% 4/1/27	55,000	52,630
3.70% 4/1/29	110,000	103,229
3.80% 4/1/32	110,000	98,888
		8,462,917
Insurance — 0.74%
AIA Group
144A 3.20% 9/16/40 #	1,432,000	1,048,345
144A 3.375% 4/7/30 #	1,960,000	1,785,674

Aon 5.00% 9/12/32	1,605,000	1,562,159
Aon North America
5.30% 3/1/31	710,000	708,299
5.75% 3/1/54	115,000	112,577
Athene Holding
3.45% 5/15/52	985,000	630,460
3.95% 5/25/51	440,000	315,141
6.25% 4/1/54	255,000	255,387

Berkshire Hathaway Finance 3.85% 3/15/52	293,000	226,712
Elevance Health
5.15% 6/15/29	170,000	170,495
5.375% 6/15/34	1,180,000	1,186,050

Marsh & McLennan 5.70% 9/15/53	975,000	985,577
New York Life Global Funding 144A 5.45% 9/18/26 #	710,000	713,663
UnitedHealth Group
4.50% 4/15/33	1,386,000	1,325,232
4.90% 4/15/31	1,340,000	1,328,035
5.375% 4/15/54	1,278,000	1,242,408
		13,596,214
Natural Gas — 0.05%
Atmos Energy 2.85% 2/15/52	385,000	238,410
Engie
144A 5.25% 4/10/29 #	330,000	329,557
144A 5.625% 4/10/34 #	310,000	308,728
		876,695
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts — 0.08%
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	1,000,000	$ 800,548
Extra Space Storage 5.40% 2/1/34	725,000	710,131
		1,510,679
Technology — 0.56%
Apple
1.40% 8/5/28	365,000	321,383
2.40% 8/20/50	3,122,000	1,892,759

Broadcom 144A 3.469% 4/15/34 #	1,970,000	1,680,087
CDW
2.67% 12/1/26	1,310,000	1,226,882
3.276% 12/1/28	1,035,000	941,441

Entegris 144A 4.75% 4/15/29 #	385,000	368,648
Oracle
3.60% 4/1/50	665,000	465,850
4.65% 5/6/30	810,000	794,021

Tencent Holdings 144A 3.24% 6/3/50 #	3,910,000	2,562,183
		10,253,254
Transportation — 0.06%
Burlington Northern Santa Fe 2.875% 6/15/52	835,000	528,051
ERAC USA Finance
144A 4.90% 5/1/33 #	255,000	248,286
144A 5.00% 2/15/29 #	225,000	224,491
		1,000,828
Utilities — 0.14%
Vistra 144A 8.00% 10/15/26 #, μ, ψ	2,600,000	2,624,352
		2,624,352
Total Corporate Bonds (cost $255,333,612)		250,876,306

Government Agency Obligations — 0.35%
Freddie Mac S.F. 30 yr 5.50% 9/1/53	4,217,562	4,162,707
Petroleos Mexicanos 6.70% 2/16/32	2,595,000	2,174,360
Total Government Agency Obligations (cost $6,784,059)		6,337,067

Municipal Bonds — 0.06%
Commonwealth of Puerto Rico (Restructured) Series A-1 3.045% 7/1/24 ^	30,657	30,657

NQ- IV006 [0624] 0824 (3772699)    5

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)

Municipal Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	1,081,411	$ 1,051,672
Total Municipal Bonds (cost $1,056,762)		1,082,329

Non-Agency Asset-Backed Securities — 0.04%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	800,000	799,042
Total Non-Agency Asset-Backed Securities (cost $799,993)		799,042

Non-Agency Collateralized Mortgage Obligations — 0.44%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	1,251,618
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.835% (SOFR + 1.50%) 10/25/43 #, •	1,337,098	1,345,529
CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	4,382,154
Verus Securitization Trust Series 2019-INV2 B1 144A 4.452% 7/25/59 #, •	1,097,000	1,032,117
Total Non-Agency Collateralized Mortgage Obligations (cost $9,607,357)		8,011,418

Non-Agency Commercial Mortgage-Backed Securities — 1.05%
BANK Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,868,853
BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,250,000	1,051,909
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,000,000	1,875,178
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,597,109
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	1,861,317
Series 2021-B25 A5 2.577% 4/15/54	4,000,000	3,256,573
Series 2022-B35 A5 4.592% 5/15/55 •	2,000,000	1,847,395

Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,698,557
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	$ 1,815,990
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,813,000	2,390,885
Total Non-Agency Commercial Mortgage-Backed Securities (cost $20,148,962)		19,263,766

Loan Agreements — 1.64%
Consumer Discretionary — 0.58%
PetSmart 9.194% (SOFR01M + 3.85%) 2/11/28 •	4,210,951	4,203,809
Staples 11.084% (SOFR03M + 5.75%) 9/4/29 •	7,000,000	6,447,658
		10,651,467
Financials — 0.30%
Jones DesLauriers Insurance Management 8.83% (SOFR03M + 3.50%) 3/15/30 •	5,470,000	5,473,419
		5,473,419
Healthcare — 0.46%
Heartland Dental TBD 9.844% 4/28/28	8,360,000	8,388,742
		8,388,742
Industrials — 0.22%
White Cap Buyer 8.594% (SOFR01M + 3.25%) 10/19/29 •	3,987,031	3,996,628
		3,996,628
Information Technology — 0.08%
MLN US HoldCo 1st Lien 12.127% (SOFR03M + 6.80%) 10/18/27 •	7,567,274	1,466,159
		1,466,159
Total Loan Agreements (cost $35,732,628)		29,976,415

US Treasury Obligations — 1.32%
US Treasury Bonds 4.625% 5/15/44	2,380,000	2,375,910
US Treasury Floating Rate Note 5.46% (USBMMY3M + 0.15%) 4/30/26 •	1,725,000	1,725,334
US Treasury Notes
4.00% 2/15/34	255,000	247,569
4.375% 5/15/34	6,440,000	6,442,516

6    NQ- IV006 [0624] 0824 (3772699)

(Unaudited)
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.50% 4/15/27	4,035,000	$ 4,029,483
4.50% 5/15/27	785,000	784,049
4.50% 5/31/29	8,190,000	8,246,946
4.50% 5/31/31	325,000	330,332
Total US Treasury Obligations (cost $24,219,018)		24,182,139
	Number of shares
Common Stocks — 67.58%
Communication Services — 7.53%
Alphabet Class A	259,505	47,268,836
Deutsche Telekom	821,431	20,655,627
Meta Platforms Class A	37,854	19,086,744
Netflix †	29,771	20,091,852
New Cotai =, †, π	1,819,823	1,552,822
Pinterest Class A †	329,200	14,507,844
Sea ADR †	203,634	14,543,540
		137,707,265
Consumer Discretionary — 7.02%
Amazon.com †	224,246	43,335,539
Darden Restaurants	108,153	16,365,712
DraftKings Class A †	208,682	7,965,392
Ferrari	44,599	18,183,488
Home Depot	70,758	24,357,734
LVMH Moet Hennessy Louis Vuitton	20,541	15,698,047
Media Group Holdings Series H <<, †	640,301	378,226
Media Group Holdings Series T <<, †	80,253	0
Studio City International Holdings †, π	184,458	1,079,079
Studio City International Holdings ADR †	163,034	953,749
		128,316,966
Consumer Staples — 4.17%
BJ's Wholesale Club Holdings †	154,181	13,543,259
Casey's General Stores	62,103	23,696,021
Coca-Cola	286,059	18,207,655
Procter & Gamble	125,844	20,754,193
		76,201,128
Energy — 2.76%
Canadian Natural Resources	422,909	15,055,560
ConocoPhillips	137,436	15,719,930
Schlumberger	186,989	8,822,141
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Shell	300,494	$ 10,811,343
		50,408,974
Financials — 10.07%
Adyen 144A #, †	9,528	11,359,106
Aon Class A	41,563	12,202,066
Banco do Brasil	3,056,536	14,560,661
Blue Owl Capital	793,758	14,089,204
BNP Paribas	271,658	17,319,190
Discover Financial Services	114,393	14,963,748
HDFC Bank	1,160,684	23,437,083
Intercontinental Exchange	124,402	17,029,390
KB Financial Group	251,130	14,321,616
Mastercard Class A	59,702	26,338,134
Mitsubishi UFJ Financial Group	1,717,300	18,454,918
		184,075,116
Healthcare — 8.30%
AstraZeneca	104,976	16,396,432
Danaher	58,634	14,649,705
Eli Lilly & Co.	35,370	32,023,291
Genmab †	56,937	14,267,158
Hoya	164,400	19,113,071
Thermo Fisher Scientific	24,860	13,747,580
UnitedHealth Group	41,275	21,019,706
Vertex Pharmaceuticals †	43,698	20,482,127
		151,699,070
Industrials — 7.37%
Airbus	132,061	18,139,905
CSX	473,212	15,828,941
Howmet Aerospace	268,120	20,814,156
Ingersoll Rand	216,531	19,669,676
ITOCHU	323,000	15,767,556
Siemens	77,075	14,339,452
Thales	94,006	15,051,021
Vinci	143,968	15,168,477
		134,779,184
Information Technology — 18.19%
Apple	173,738	36,592,698
KLA	34,275	28,260,080
Lam Research	17,985	19,151,327
Microchip Technology	220,373	20,164,130
Microsoft	163,882	73,247,060
NVIDIA	442,854	54,710,183
Salesforce	99,776	25,652,410
SAP	107,873	21,894,599
Synopsys †	22,549	13,418,008
Taiwan Semiconductor Manufacturing	1,322,550	39,381,141
		332,471,636

NQ- IV006 [0624] 0824 (3772699)    7

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 0.90%
Mondi	853,892	$ 16,390,763
		16,390,763
Utilities — 1.27%
NTPC	5,097,920	23,130,541
		23,130,541
Total Common Stocks (cost $1,436,568,287)		1,235,180,643

Preferred Stock — 0.44%
Petroleo Brasileiro 14.18% ω	1,172,621	7,981,651
Total Preferred Stock (cost $7,121,080)		7,981,651

Exchange-Traded Funds — 1.43%
iShares Core MSCI Europe ETF	111,448	6,346,964
Vanguard S&P 500 ETF	39,608	19,809,149
Total Exchange-Traded Funds (cost $26,193,298)		26,156,113
	Troy Ounces
Bullion — 4.18%
Gold	32,846	76,371,854
Total Bullion (cost $38,406,159)		76,371,854
	Number of shares
Short-Term Investments — 2.75%
Money Market Mutual Funds — 2.75%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	12,558,342	12,558,342
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	12,558,342	12,558,342
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	12,558,342	12,558,342
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	12,558,342	$ 12,558,342
Total Short-Term Investments (cost $50,233,368)		50,233,368

Total Value of Securities—99.58% (cost $1,997,437,371)		1,819,939,006
Receivables and Other Assets Net of Liabilities—0.42%★		7,766,513
Net Assets Applicable to 82,726,419 Shares Outstanding—100.00%		$1,827,705,519
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $131,879,903, which represents 7.22% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $7,315,919, which represented 0.40% of the Fund’s net assets. See table below for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.

8    NQ- IV006 [0624] 0824 (3772699)

(Unaudited)
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
†	Non-income producing security.
<<	Affiliated company.
ω	Perpetual security with no stated maturity date.
★	Includes $308,589 cash collateral held at broker for futures contracts as of June 30, 2024.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai PIK	2/7/22	$2,151,921	$4,684,019
New Cotai	12/7/21	12,323,959	1,552,822
Studio City International Holdings	7/2/22	554,462	1,079,079
Total		$15,030,342	$7,315,920
 The following forward foreign currency exchange contracts and futures contracts were outstanding at June 30, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	AUD	(2,055,000)	USD	1,369,583	8/23/24	$—	$(3,433)
JPMCB	AUD	2,055,000	USD	(1,375,196)	8/23/24	—	(2,180)
JPMCB	JPY	(203,380,000)	USD	1,291,690	8/23/24	16,310	—
JPMCB	JPY	203,380,000	USD	(1,320,733)	8/23/24	—	(45,353)
Total Forward Foreign Currency Exchange Contracts						$16,310	$(50,966)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(67)	US Treasury 10 yr Ultra Notes	$(7,606,594)	$(7,581,066)	9/19/24	$(25,528)	$32,453
93	US Treasury Long Bonds	11,003,063	11,141,743	9/19/24	(138,680)	(93,000)
(60)	US Treasury Ultra Bonds	(7,520,625)	(7,445,621)	9/19/24	(75,004)	99,375
Total Futures Contracts			$(3,884,944)		$(239,212)	$38,828
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year

NQ- IV006 [0624] 0824 (3772699)    9

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
Summary of currencies:
AUD – Australian Dollar
JPY – Japanese Yen
Summary of currencies: (continued)
USD – US Dollar
10    NQ- IV006 [0624] 0824 (3772699)